Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	17,283.63
Total Transaction Valuation	125,152,998.00
Total Offset Amount	0.00
Net Fee	$ 17,283.63
Offering Table N/A
Offset Table N/A	N/A